Warranty Provision - Summary of Warranty Activity (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Guarantees [Abstract]
Balance at beginning of fiscal year	$ 729,528	$ 296,410	$ 180,151
Additional provision		473,551	192,408
Reversal of unutilized amounts	(325,901)	(40,433)	(76,149)
Balance at end of fiscal year	$ 403,627	$ 729,528	$ 296,410